Background information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Total equity	R$ (1,515,601)	R$ 1,359,015	R$ 2,110,357
Accumulated losses	3,690,659	1,023,165
Net working capital	2,324,202	158,062
Trade payables to suppliers	2,891,829	3,845,133
Impairment loss on intangible assets	848,199	R$ 0	R$ 0
Derecognition of deferred taxes assets	205,742
Brazil Ag Retail
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Trade payables to suppliers	R$ 2,500,000
Description of terms of creditors repayment	Creditors were grouped into categories with tailored payment conditions based on their size, sector, and willingness to continue commercial relationships. Creditors supporting the plan will receive full repayment of principal plus IPCA-indexed interest in semiannual installments through 2030, while non-supporting creditors will receive a single payment in 2032 at 50% of the outstanding balance.
Derecognition of deferred taxes assets	R$ 205,742